UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street
         Suite #1925
         San Francisco, CA  94111

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     November 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $352,885 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    NOTE 3.750% 8/0  004397AB1      500   500000 PRN
AGENUS INC                     COM NEW          00847G705       58    12500 SH
ALIGN TECHNOLOGY INC           COM              016255101    14603   395000 SH
ALLERGAN INC                   COM              018490102     9881   107900 SH
AMICUS THERAPEUTICS INC        COM              03152W109     8010  1540300 SH
ANTHERA PHARMACEUTICALS INC    COM              03674U102     1740  1750000 SH
ARIAD PHARMACEUTICALS INC      COM              04033A100    26964  1113750 SH
ARRAY BIOPHARMA INC            COM              04269X105      889   152116 SH
ARTHROCARE CORP                COM              043136100    10855   335021 SH
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     6037   310852 SH
BRISTOL MYERS SQUIBB CO        COM              110122108    13858   410600 SH
CARDINAL HEALTH INC            COM              14149Y108     4778   122600 SH
CELGENE CORP                   COM              151020104    14424   188800 SH
CLOVIS ONCOLOGY INC            COM              189464100     3783   185000 SH
CONCEPTUS INC                  COM              206016107    12690   624822 SH
CUTERA INC                     COM              232109108     5688   762500 SH
CYCLACEL PHARMACEUTICALS INC   COM NEW          23254L306     1081   763752 SH
DYNAVAX TECHNOLOGIES CORP      COM              268158102    18199  3823407 SH
ELAN PLC                       ADR              284131208     6180   576500 SH
EXELIXIS INC                   COM              30161Q104     6878  1425444 SH
EXELIXIS INC                   NOTE 4.250% 8/1  30161QAC8     2000  2000000 PRN
FLUIDIGM CORP DEL              COM              34385P108     2625   154400 SH
GILEAD SCIENCES INC            COM              375558103    31314   472100 SH
HARVARD BIOSCIENCE INC         COM              416906105      106    25000 SH
HEALTHSOUTH CORP               COM NEW          421924309       60     2500 SH
HEARTWARE INTL INC             COM              422368100     4706    49800 SH
HYPERION THERAPEUTICS INC      COM              44915N101     2126   200000 SH
IDENIX PHARMACEUTICALS INC     COM              45166R204       67    14700 SH
INTUITIVE SURGICAL INC         COM NEW          46120E602      248      500 SH
MAKO SURGICAL CORP             COM              560879108     3989   229100 SH
MCKESSON CORP                  COM              58155Q103      172     2000 SH
MEDIVATION INC                 COM              58501N101    13970   247908 SH
MOMENTA PHARMACEUTICALS INC    COM              60877T100     7034   482800 SH
NEKTAR THERAPEUTICS            COM              640268108     5876   550400 SH
NEUROCRINE BIOSCIENCES INC     COM              64125C109     4922   616800 SH
NUVASIVE INC                   COM              670704105     8380   365800 SH
ONYX PHARMACEUTICALS INC       COM              683399109    27365   323841 SH
OREXIGEN THERAPEUTICS INC      COM              686164104       76    13300 SH
ORTHOFIX INTL N V              COM              N6748L102     5419   121095 SH
PACIFIC BIOSCIENCES CALIF IN   COM              69404D108        2      951 SH
SALIX PHARMACEUTICALS INC      COM              795435106     8328   196700 SH
SANOFI                         RIGHT 12/31/2020 80105N113     5385  3205300 SH
SPECTRUM PHARMACEUTICALS INC   COM              84763A108        6      500 SH
ST JUDE MED INC                COM              790849103    13962   331400 SH
TESARO INC                     COM              881569107     1574   110600 SH
TRANS1 INC                     COM              89385X105     2441   924793 SH
TRIUS THERAPEUTICS INC         COM              89685K100     6523  1118800 SH
VANGUARD HEALTH SYS INC        COM              922036207     3433   277563 SH
VERTEX PHARMACEUTICALS INC     COM              92532F100     9367   167600 SH
WELLCARE HEALTH PLANS INC      COM              94946T106     5779   102200 SH
YM BIOSCIENCES INC             COM              984238105     8534  4637973 SH